Investments - Summary of analysis of changes in carrying value of investments in joint ventures (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investments
At start of year	£ 105	£ 103
Share of results of joint ventures	19	29	£ 15
Dividends received from joint ventures	(33)	(20)	(31)
Acquisitions	62
Disposals and other	1	(4)
Exchange translation differences	5	(3)
At end of year	£ 159	£ 105	£ 103